Purchase Obligations - Maturity (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Purchase Obligations
Purchase Obligations	€ 7,635	€ 4,779
Due 2023
Purchase Obligations
Purchase Obligations	1,682
Due 2024 to 2027
Purchase Obligations
Purchase Obligations	4,441
Due thereafter
Purchase Obligations
Purchase Obligations	€ 1,512